Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Operating costs	$ 419,783	$ 141,518	$ 681,319	$ 68,430
Loss from operations	(419,783)	(141,518)	(681,319)	(68,430)
Other income (expense):
Change in fair value of warrant liabilities	3,597,824	14,212,500	15,903,000	(17,100,000)
Transaction costs allocable to the warrant liabilities				(112,550)
Other interest income			71
Interest earned on marketable securities held in Trust Account	6,753	1,868	7,577	1,204
Net income (loss)	$ 3,184,794	$ 14,072,850	$ 15,229,329	$ (17,279,776)
Basic and diluted weighted average shares outstanding, Ordinary shares subject to possible redemption (in Shares)	7,500,000	7,500,000	7,500,000	1,191,781
Basic and diluted net income per share, Ordinary shares subject to possible redemption (in Dollars per share)	$ 0.34	$ 1.5	$ 1.62	$ (5.63)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	1,875,000	1,875,000	1,875,000	1,875,000
Basic and diluted net income per share, Non-redeemable ordinary shares (in Dollars per share)	$ 0.34	$ 1.5	$ 1.62	$ (5.63)